Shareholder Report, Holdings (Details) - C000005468	Dec. 31, 2025
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	8.80%
ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SAP
Holdings [Line Items]
Percent of Net Asset Value	1.60%
MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Safran
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%